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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:
            811-21140

Exact name of registrant as specified in charter:
            Fortress Investment Trust II

Address of principal executive offices:
            1251 Avenue of the Americas, 16th Fl
            New York, NY 10020

Name and address of agent for service:
            CT Corp.
            1209 Orange Street
            Wilmington, DE 19801

Registrant's telephone number, including area code:
            (212) 798-6100

Date of fiscal year end:
            12/30/2004

Date of reporting Period:
            7/1/2003 - 6/30/2004

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Item 1. Proxy Voting Record

                                                                                   Proposed By Issuer or Vote    How  For or Against
          Issuer             Symbol     CUSIP    Meeting Date     Matter Voted On       Shareholder      Cast?  Voted   Management
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                                                                   Merger with
    Prime Retail, Inc.        PMRE   741570-204   10/30/2003     Lightstone Group         Issuer          Yes    For       For


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                      Fortress Investment Trust II
                                  ---------------------------------------------


By (Signature and Title)*         /s/ Jeffrey R. Rosenthal
                                  ---------------------------------------------
                                  Jeffrey R. Rosenthal, Chief Financial Officer


Date                              5/27/05
                                  ---------------------------------------------


*Print the name and title of each signing officer under his or her signature